Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2017
Stock-based compensation
Intrinsic value of stock options exercised	$ 1.9	$ 1.9	$ 3.4
2017 Plan
Stock-based compensation
Shares authorized under the plan (in shares)					1,000
Annual increase in the shares available for grant under the plan (as a percent of shares of common stock outstanding)	4.00%
Shares outstanding (in shares)	4,600
Shares available for grant under the plan (in shares)	3,800
2017 ESPP
Stock-based compensation
Shares authorized under the plan (in shares)				600
Annual increase in the shares available for grant under the plan (as a percent of shares of common stock outstanding)				1.00%
Shares available for grant under the plan (in shares)	2,000
Employee stock purchase plan (in shares)	78	121	57
Stock Options
Stock-based compensation
Options expiration period (in years)	10 years
Stock Options | 2017 Plan
Stock-based compensation
Shares authorized under the plan (in shares)					2,500
Restricted Stock Units (RSUs)
Stock-based compensation
Granted (in dollars per share)	$ 21.51	$ 15.9	$ 18.32
Aggregate fair value of restricted stock awards	$ 10.3	$ 10.4	$ 9.8
Restricted stock units and stock options
Stock-based compensation
Total unrecognized compensation cost related to unvested stock awards	$ 40.1
Period of recognition of unrecognized compensation cost	2 years 8 months 12 days
Tranche One | Stock Options
Stock-based compensation
Vesting period 1	4 years
Vesting percentage 1 (as a percent)	25.00%
Tranche Two | Stock Options
Stock-based compensation
Vesting period 1	3 years
Vesting percentage 1 (as a percent)	75.00%